Organization and Description of Business	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
(1)	Organization and Description of Business

Yingli Green Energy Holding Company Limited (“Yingli Green Energy”) is incorporated in the Cayman Islands and was established on August 7, 2006. Yingli Green Energy and its subsidiaries (collectively, the “Company”) are principally engaged in the design, development, marketing, manufacture, installation and sale of photovoltaic (“PV”) products in the People’s Republic of China (“PRC”) and overseas markets.